Employee Benefit Plans - Additional Information (Detail) - CCC 401(k) Retirement Savings and Investment Plan [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost					$ 4.6	$ 4.9	$ 4.7
Cypress Holdings Inc And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost	$ 1.5	$ 1.2	$ 2.8	$ 2.2